Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of calculation of net loss per share

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator
Net loss	(244,827)	(300,765)	(475,968)
Deemed dividend	(2,211,330)	(446,419)	—
Net loss attributable to ordinary shareholders	(2,456,157)	(747,184)	(475,968)
Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	104,987,478	115,534,593	124,783,013
Basic and diluted net loss per share attributable to ordinary shareholders	(23.39)	(6.47)	(3.81)

Schedule of share options were excluded from the calculation of diluted net loss per ordinary share

	For the year ended December 31,
	2021	2022	2023
	Number	Number	Number
Shares issuable upon exercise of share options	9,173,623	9,608,634	10,191,721
Shares issuable upon exercise of restricted share units	—	—	153,321
Shares issuable upon exercise of tandem award	—	60,000	60,000
Total	9,173,623	9,668,634	10,405,042